Segment Information - Schedule of Integrated Cross-Border Logistics Revenue (Details) - CODM [Member] - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Integrated Cross-Border Logistics Revenue [Line Items]
Total integrated cross-border logistics revenue	$ 14,818,459	$ 13,723,478
Australia [Member]
Schedule of Integrated Cross-Border Logistics Revenue [Line Items]
Total integrated cross-border logistics revenue	12,676,978	11,449,918
New Zealand [Member]
Schedule of Integrated Cross-Border Logistics Revenue [Line Items]
Total integrated cross-border logistics revenue	828,131	1,301,929
Hong Kong [Member]
Schedule of Integrated Cross-Border Logistics Revenue [Line Items]
Total integrated cross-border logistics revenue	$ 1,313,350	$ 971,631
Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Schedule of Integrated Cross-Border Logistics Revenue [Line Items]
Total integrated cross-border logistics revenue, percentage	100.00%	100.00%
Geographic Concentration Risk [Member] | Australia [Member] | Revenue Benchmark [Member]
Schedule of Integrated Cross-Border Logistics Revenue [Line Items]
Total integrated cross-border logistics revenue, percentage	88.80%	83.40%
Geographic Concentration Risk [Member] | New Zealand [Member] | Revenue Benchmark [Member]
Schedule of Integrated Cross-Border Logistics Revenue [Line Items]
Total integrated cross-border logistics revenue, percentage	2.30%	9.50%
Geographic Concentration Risk [Member] | Hong Kong [Member] | Revenue Benchmark [Member]
Schedule of Integrated Cross-Border Logistics Revenue [Line Items]
Total integrated cross-border logistics revenue, percentage	8.90%	7.10%